Consolidated Statements of Stockholders’ Equity / Members’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Class A Common Stock	Preferred Units	Common Stock Class A Common Stock	Common Stock Class V Voting Stock	Additional Paid-in Capital	Accumulated Earnings (Deficit)	Noncontrolling Interest
Beginning balance, shares at Dec. 31, 2018			41,102,500	0	0
Beginning balance at Dec. 31, 2018	$ 13,870		$ 6,660	$ 0	$ 0	$ 141	$ 7,069	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(9,485)						(9,485)
Net income	32,995						32,995
Profit interest compensation	67					67
Ending balance, shares at Dec. 31, 2019			41,102,500	0	0
Ending balance at Dec. 31, 2019	37,447		$ 6,660	$ 0	$ 0	208	30,579	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(15,775)						(15,775)
Net income	77,516						77,516
Profit interest compensation	144					144
Ending balance, shares at Dec. 31, 2020			41,102,500	0	0
Ending balance at Dec. 31, 2020	99,332		$ 6,660	$ 0	$ 0	352	92,320	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(902)						(902)
Adjustments to additional paid in capital, tax receivable agreement liability	0
Net income	24,384						24,384	0
Effects of adopting fair value option	71,252						71,252
Profit interest compensation	49					49
Ending balance, shares at Mar. 31, 2021			41,102,500	0	0
Ending balance at Mar. 31, 2021	194,115		$ 6,660	$ 0	$ 0	401	187,054	0
Beginning balance, shares at Dec. 31, 2020			41,102,500	0	0
Beginning balance at Dec. 31, 2020	99,332		$ 6,660	$ 0	$ 0	352	92,320	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	2,511					2,511
Member distributions	(51,024)						(50,241)	(783)
Adjustments to additional paid in capital, tax receivable agreement liability	17,700
Net income	89,795
Effects of adopting fair value option	69,435						69,435
Profit interest compensation	229					229
Ending balance, shares at Dec. 31, 2021			0	13,631,484	96,338,474
Ending balance at Dec. 31, 2021	157,878		$ 0	$ 1	$ 10	61,672	(70,723)	166,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	$ 579					579
Repurchase and retirement of common stock (in shares)	(282,334)	(282,334)
Repurchase of common stock	$ (1,037)	$ (1,000)				(374)	(1,042)	379
Member distributions	(587)						0	(587)
Adjustments to additional paid in capital, tax receivable agreement liability	54					54
Net income	(297)						1,076	(1,373)
Ending balance, shares at Mar. 31, 2022			0	13,349,150	96,338,474
Ending balance at Mar. 31, 2022	$ 156,590		$ 0	$ 1	$ 10	$ 61,931	$ (70,689)	$ 165,337